Acquisitions - Gemini Shipholdings Corporation (Details) $ in Thousands					12 Months Ended
	Nov. 26, 2021 USD ($)	Nov. 01, 2021 USD ($)	Jul. 01, 2021 USD ($) item	Apr. 12, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Jun. 30, 2021
Asset Acquisition [Line Items]
Aggregate gross purchase price				$ 31,000
Assumed time charter liabilities					$ 74,100
Weighted average remaining charter duration					2 years
Amortization of assumed time charter					$ 36,500	$ 12,300
Unearned revenue					$ 111,149	$ 83,180
Gemini Shipholdings Corporation
Asset Acquisition [Line Items]
Investment, ownership percentage					100.00%
Unearned revenue					$ 400
Gemini Shipholdings Corporation
Asset Acquisition [Line Items]
Percentage of voting interest acquired			51.00%				49.00%
Aggregate gross purchase price			$ 86,700
Number of vessels acquired | item			5			5
Gain on asset acquisition			$ 64,100
Assumed time charter liabilities			$ 36,001
Weighted average remaining charter duration			1 year 4 months 24 days
Amortization of assumed time charter					$ 20,300	$ 15,300
Virage International Ltd.
Asset Acquisition [Line Items]
Percentage of voting interest acquired			51.00%
Aggregate gross purchase price		$ 86,700
Danaos Management Support Pte. Limited
Asset Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Aggregate gross purchase price	$ 2,100